May 14, 1997





VIA EDGAR Transmission




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Continental Assurance Company Separate Account (B)
         (File No. 2-25483)

Commissioners:

         I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated April 30,1997 that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

         If you have any questions or comments, please telephone the undersigned at (312) 822-4918.


                                                                    Sincerely,

                                                                  S/Brian Lord
                                                                    Brian Lord
                                                               Senior Attorney